CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Other reserves Translation reserve [Member]	Other reserves Warrant reserve [Member]	Other reserves Hedging reserves [Member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2016	$ 1,213	$ 16,187	$ (17,327)	$ (6,332)	$ 4,529	$ 23	$ 110,434	$ 108,727
Loss for the period							(40,270)	(40,270)
Other comprehensive income				3,086				3,086
Total comprehensive loss				3,086			(40,270)	(37,184)
Transfer of warrant reserve					(4,529)		4,529
Share-based payments							1,109	1,109
Shares purchased			(7,456)					(7,456)
Balance at Dec. 31, 2017	1,213	16,187	(24,783)	(3,246)		23	75,802	65,196
Loss for the period							(22,090)	(22,090)
Other comprehensive income				(520)				(520)
Total comprehensive loss				(520)			(22,090)	(22,610)
Share-based payments							1,607	1,607
Shares purchased			(139)					(139)
Balance at Dec. 31, 2018	1,213	16,187	(24,922)	(3,766)		23	55,319	44,054
Loss for the period							(28,914)	(28,914)
Other comprehensive income				(167)				(167)
Total comprehensive loss				(167)			(28,914)	(29,081)
Share-based payments							839	839
Adjustment on transition to new accounting standard							(11,099)	(11,099)
Balance at Dec. 31, 2019	$ 1,213	$ 16,187	$ (24,922)	$ (3,933)		$ 23	$ 16,145	$ 4,713